FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Current assets:
Cash and cash equivalents	$ 64,898	$ 108,111	$ 97,336		$ 30,221
Amount due from related parties	4,538	4,653
Prepaid expenses and other current assets	49,736	62,659
Total current assets	219,915	305,703
Rental deposit and other non-current assets	14,950	13,565
TOTAL ASSETS	728,491	803,641
Current liabilities:
Accrued expenses and other current liabilities	59,278	47,404
Total current liabilities	287,160	199,000
Equity:
Additional paid-in capital	436,649	436,746
Accumulated deficit	(112,698)	(98,215)
Accumulated other comprehensive loss	(26,622)	(7,577)
Total iKang Healthcare Group, Inc. shareholders' equity	312,437	342,826
TOTAL LIABILITIES AND EQUITY	728,491	803,641
PARENT COMPANY
Current assets:
Cash and cash equivalents	2,041	1,995	55,883	$ 13,937
Amount due from related parties	154,046	156,038
Prepaid expenses and other current assets	643	715
Total current assets	156,730	158,748
Investment in subsidiaries and VIE entities	156,123	181,858
Rental deposit and other non-current assets	1,740	5,740
TOTAL ASSETS	314,593	346,346
Current liabilities:
Accrued expenses and other current liabilities	1,769	1,658
Amount due to related party	387	1,862
Total current liabilities	2,156	3,520
Equity:
Additional paid-in capital	436,649	436,746
Accumulated deficit	(97,937)	(86,686)
Accumulated other comprehensive loss	(26,622)	(7,577)
Total iKang Healthcare Group, Inc. shareholders' equity	312,437	342,826	$ 319,130	$ (126,957)
TOTAL LIABILITIES AND EQUITY	314,593	346,346
Class A common shares
Equity:
Common shares	339	335
Class A common shares | PARENT COMPANY
Equity:
Common shares	339	335
Class C common shares
Equity:
Common shares	8	8
Class C common shares | PARENT COMPANY
Equity:
Common shares	$ 8	$ 8